Note 10 Non trading financial assets at fair value through profit or loss mandatorily measured at fair value (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Non trading financial assets at fair value through profit or loss mandatorily measured at fair value [Line Items]
Equity instruments, mandatorily measured at fair value	€ 12,253	€ 10,539
Equity instruments, mandatorily measured at fair value	146	192
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	772	541
Financial assets at fair value through profit or loss, mandatorily measured at fair value	€ 13,171	€ 11,272